Prepaid expenses	12 Months Ended
Dec. 31, 2021
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Prepaid expenses
12.	Prepaid expenses

	2021	2020

Prepaid taxes	$13,095	$10,022
Prepaid commissions	4,822	3,908
Prepaid insurance	522	5,385
Prepaid to supplier	19,436	17,224

	$37,875	$36,539

Current	31,148	30,473
Non-current	6,727	6,066
	$37,875	$36,539

The current portion of prepaid taxes include $6.4 million of tax advance of VAT, and withholdings taxes (2020: $4.0 million). The non-current
portion of prepaid expenses mainly include tax credits for $5.2 million (2020: $4.5 million).
Prepaid to supplier mainly includes operating expenses related to aircraft rent, fuel and maintenance services.